Customer and Supplier Concentrations	12 Months Ended
Sep. 30, 2023
Customer and Supplier Concentrations [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 12 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

Customer concentration

The Company had no significant customer during the year ended September 30, 2023. There was one customer accounted for a significant portion of total accounts receivable for the year ended September 30, 2023, which combined accounted for 22.00% of the Company’s total accounts receivable.

The Company had no significant customer during the year ended September 30, 2022. There was one customer accounted for a significant portion of total accounts receivable for the year ended September 30, 2022, which combined accounted for 20.95% of the Company’s total accounts receivable.

The Company sold a substantial portion of products to one customer (10.67% of total revenues) during the year ended September 30, 2021. As of September 30, 2021, amount due from this customer included in accounts receivable was $6,144,633, representing 24.31% of total accounts receivable. There was no other significant concentration (over 10%) of accounts receivable for the year ended September 30, 2021.

The loss of our significant customer or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

Supplier concentration

For the year ended September 30, 2023, two suppliers accounted for 25.98% and 12.39% of the Company’s total purchase. There were four suppliers that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2023, which accounted for 24.45%, 23.32%, 17.17% and 14.62% of the Company’s total accounts payable.

For the year ended September 30, 2022, two suppliers accounted for 26.71% and 18.06% of the Company’s total purchase. There was one supplier that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2022, which accounted for 72.62% of the Company’s total accounts payable.

For the year ended September 30, 2021, three suppliers accounted for 12.84%, 12.84% and 11.47% of the Company’s total raw material purchase. There was one supplier that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2021, which accounted for 51.33% of the Company’s total accounts payable.

The Company believes there are numerous other suppliers that could be substituted should the supplier become unavailable or non-competitive.